Income tax and social contribution - Combined nominal rates and the income tax and social contribution expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income (loss) before income tax and social contribution	R$ 63,933	R$ 92,144
Rate income tax and social contribution	34.00%	34.00%
Income tax and social contribution at the rate of 34%	R$ (21,737)	R$ (31,329)
Equity in net income of subsidiaries	0	0
Law 11196/05 (Research and Development incentive)	718	1,574
Payment of interest on own capital	0	5,100
Unrecognized tax credit	385	329
Gifts, fines and nondeductible expenses	(486)	0
Overseas earnings	(3,318)	0
Income tax and social contribution determined by the deemed income	(110)	3,139
Effects of tax rates of foreign subsidiaries	(279)	1,542
Other net differences	(230)	(1,444)
Income tax expense for effective rate	R$ (25,057)	R$ (21,089)	R$ (23,916)
Effective rate	39.19%	22.89%